CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Oct. 31, 2014	Oct. 31, 2013
Patents, accumulated amortization (in Dollars)	$ 314,453
Property and equipment, accumulated depreciation (in Dollars)	48,842	45,654
Convertible debentures discount (in Dollars)	$ 891,402
Preferred stock par value (in Dollars per share)	$ 100
Common stock par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	219,692,190	209,276,745
Common stock, shares outstanding	219,692,190	209,276,745
Series A Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 100	$ 100
Preferred stock, shares authorized	0	0
Preferred stock, shares issued	3,500	0
Preferred stock, shares outstanding	3,500	0
Preferred Stock [Member]
Preferred stock par value (in Dollars per share)	$ 100	$ 100
Preferred stock, shares authorized	496,500	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0